Earnings Per Share - Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding (Details) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Change in shares, Other	307,599	33,796
Change in shares, NPS equity stock earn-out		1,300,214
Weighted average ordinary shares outstanding, beginning balance	87,187,289	85,562,769
Weighted average ordinary shares outstanding, Restricted stock vesting	43,943
Weighted average ordinary shares outstanding, Other shares		30,792
Weighted average ordinary shares outstanding, NPS equity stock earn-out		1,300,214
Weighted average ordinary shares outstanding, Ending balance	87,231,232	86,893,775
Weighted average ordinary shares outstanding	87,231,232	86,893,775
Non-vested, participating restricted shares	1,164,090	725,200
Shares for use in allocation of participating earnings	88,395,322	87,618,975